LOSS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to ordinary shareholders:	$ (7,421)	¥ (51,671)	¥ (24,418)	¥ (369,161)
Denominator:
Number of shares outstanding, opening	429,404,977	429,404,977	425,150,082	421,522,374
Weighted average number of shares issued	7,244,845	7,244,845	1,659,485	4,067,372
Weighted-average number of shares outstanding - Basic and diluted	436,649,822	436,649,822	426,809,567	425,589,746
Loss per share
Basic and Diluted (in CNY or dollars per share) | (per share)	$ (0.02)	¥ (0.12)	¥ (0.06)	¥ (0.87)
Number of share options and restricted share (in shares)	11,223,058	11,223,058	21,786,541	10,417,850
Options exercised (in shares)	44,000	44,000
Restricted shares vested (in shares)	160,000	160,000